General Information	3 Months Ended
Mar. 31, 2023
General Information
General Information

1.General Information

The financial statements are the unaudited condensed consolidated interim financial statements (hereafter “financial statements”) of IHS Holding Limited (the “Company”) and its subsidiaries (together hereafter referred to as the Group). IHS  Holding Limited is incorporated in the Cayman Islands under the Companies Act (as amended) as an exempted company with limited liability. The Company is domiciled in the Cayman Islands and the address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

The financial period represents the three months ended March 31, 2023, with the prior period representing the three months ended March 31, 2022. The financial statements are presented in U.S. Dollars ($) and all values are rounded to the nearest thousand, except where otherwise indicated.